Prospectus Supplement		February 1, 2018

Putnam California Tax	Putnam Global	Putnam Massachusetts
Exempt Income Fund	Telecommunications Fund	Tax Exempt Income Fund
Prospectus dated 1/30/18	Prospectus dated 12/30/17	Prospectus dated 9/30/17

Putnam Convertible	Putnam Intermediate-	Putnam Minnesota Tax
Securities Fund	Term Municipal Income	Exempt Income Fund
Prospectus dated 2/28/17	Fund	Prospectus dated 9/30/17
Prospectus dated 3/30/17
Putnam Europe		Putnam Money
Equity Fund	Putnam Low Volatility	Market Fund
Prospectus dated 10/30/17	Equity Fund	Prospectus dated 1/30/18
Prospectus dated 11/30/17
Putnam Capital		Putnam Multi-Cap
Spectrum Fund	Putnam Multi-Cap	Growth Fund
Prospectus dated 8/30/17	Core Fund	Prospectus dated 10/30/17
Prospectus dated 8/30/17
Putnam Emerging		Putnam New Jersey Tax
Markets Equity Fund	Putnam Short-Term	Exempt Income Fund
Prospectus dated 12/30/17	Municipal Income Fund	Prospectus dated 9/30/17
Prospectus dated 3/30/17
Putnam Emerging		Putnam New York Tax
Markets Income Fund	Putnam Global	Exempt Income Fund
Prospectus dated 3/30/17	Health Care Fund	Prospectus dated 3/30/17
Prospectus dated 12/30/17
Putnam Equity		Putnam Ohio Tax
Spectrum Fund	Putnam Global	Exempt Income Fund
Prospectus dated 8/30/17	Natural Resources Fund	Prospectus dated 9/30/17
Prospectus dated 12/30/17
Putnam Floating		Putnam Pennsylvania Tax
Rate Income Fund	Putnam Global	Exempt Income Fund
Prospectus dated 6/30/17	Utilities Fund	Prospectus dated 9/30/17
Prospectus dated 12/30/17
Putnam Global		Putnam Tax Exempt
Consumer Fund	Putnam High Yield Fund	Income Fund
Prospectus dated 12/30/17	Prospectus dated 3/30/17	Prospectus dated 1/30/18

Putnam Global	Putnam Government	Putnam AMT-Free
Financials Fund	Money Market Fund	Municipal Fund
Prospectus dated 12/30/17	Prospectus dated 1/30/18	Prospectus dated 11/30/17

Putnam Global	Putnam International	Putnam Tax-Free
Industrials Fund	Capital Opportunities	High Yield Fund
Prospectus dated 12/30/17	Fund	Prospectus dated 11/30/17
Prospectus dated 12/30/17
Putnam Global		Putnam U.S. Government
Sector Fund	Putnam International	Income Trust
Prospectus dated 2/28/17	Growth Fund	Prospectus dated 1/30/18
Prospectus dated 1/30/18
Putnam Global		Putnam Dynamic Asset
Technology Fund	Putnam Multi-Cap	Allocation Equity Fund
Prospectus dated 12/30/17	Value Fund	Prospectus dated 9/30/17
Prospectus dated 8/30/17

For each fund except Putnam Money Market Fund and Putnam Government Money Market Fund, purchases of class A shares by investors on or after March 1, 2018 that are not subject to an initial sales charge because the amount of purchase at the offering price was in the highest initial sales charge breakpoint level for the fund will be subject to a 1.00% deferred sales charge

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(“CDSC”) if redeemed within twelve months of purchase. Purchases of class A shares by investors prior to March 1, 2018 that are not subject to an initial sales charge because the amount of purchase at the offering price was in the highest initial sales charge breakpoint level for the fund will be subject to a 1.00% CDSC if redeemed within nine months of purchase.

Class A shares of each of Putnam Money Market Fund and Putnam Government Money Market Fund obtained by exchanging shares from another Putnam fund that were originally purchased on or after March 1, 2018 without an initial sales charge may be subject to a 1.00% CDSC if redeemed within twelve months of the original purchase. Class A shares of each of Putnam Money Market Fund and Putnam Government Money Market Fund obtained by exchanging shares from another Putnam fund that were originally purchased prior to March 1, 2018 without an initial sales charge may be subject to a 1.00% CDSC if redeemed within nine months of the original purchase.

Effective April 1, 2018, class C shares of each applicable fund will automatically convert to class A shares after ten years, provided that the fund or the financial intermediary through which a shareholder purchased class C shares has records verifying that the class C shares have been held for at least ten years, and that class A shares are available for purchase by residents in the shareholder’s jurisdiction. Group retirement plan recordkeeping platforms of certain broker-dealer intermediaries who hold class C shares with the fund in an omnibus account do not track participant level share lot aging. These class C shares would not satisfy the conditions for the conversion.